Investment Securities - Schedule of Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Securities Available-for-Sale
Amortized Cost	$ 1,436,714	$ 1,299,980
Gross Unrealized/Unrecognized Holding Gains	10,366	15,010
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	10,814	13,075
Estimated Fair Value	1,436,266	1,301,915
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	149,302	140,562
Gross Unrealized/Unrecognized Holding Gains	2,260
Gross Unrealized/Unrecognized Holding Losses	134
Estimated Fair Value	151,428	143,490
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	527,605	546,886
Gross Unrealized/Unrecognized Holding Gains		11
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	5,542	8,833
Estimated Fair Value	522,063	538,064
Obligations of States and Political Subdivisions
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	48,190
Gross Unrealized/Unrecognized Holding Gains	734
Estimated Fair Value	48,924
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	907,989	751,974
Gross Unrealized/Unrecognized Holding Gains	8,776	13,421
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	5,272	4,242
Estimated Fair Value	911,493	761,153
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	101,112	140,562
Gross Unrealized/Unrecognized Holding Gains	1,526	3,088
Gross Unrealized/Unrecognized Holding Losses	134	160
Estimated Fair Value	102,504	143,490
Equity securities
Securities Available-for-Sale
Amortized Cost	1,120	1,120
Gross Unrealized/Unrecognized Holding Gains	1,590	1,578
Estimated Fair Value	$ 2,710	$ 2,698